Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank available	$ 1,666	$ 1,140
Time deposits	604	2,068
Money Market Funds	700	2,255
Interest bearing securities	1,656	1,590
Restricted cash, including margin deposits	552	501
Cash and cash equivalents	5,177	7,556	$ 4,390	$ 5,090
Collateral deposits related to trading activities	$ 414	$ 365